Schedule of Current Tax Liabilities (Assets) and Deferred Tax Assets from Unused Tax Losses and Tax Credits (Details) - AUD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 30, 2024	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 11,962,081						$ 11,962,081		$ 11,388,231	$ 9,805,007
Non-current assets	19,150,884						19,150,884		18,608,539	14,255,536
TOTAL ASSETS	31,112,965						31,112,965		29,996,770	24,060,543
Current liabilities	21,584,392						21,584,392		18,353,761	10,483,775
TOTAL LIABILITIES	32,125,656						32,125,656		29,089,201	16,408,026
Issued capital	3,562						3,562		3,562	2,860	$ 3,024,210
Retained earnings	(19,451,943)						(19,451,943)		(17,950,222)	3,712,333
TOTAL (DEFICIT)/EQUITY	(1,012,691)	$ (59,098)	$ 261,234	$ 10,036,690	$ 10,033,436	$ 9,063,048	(1,012,691)	$ 10,036,690	907,569	7,652,517		$ 5,807,547
(Loss) profit for the period attributable to members of the parent entity	(630,633)	$ (320,332)	$ (646,335)	41,185	$ 970,388	$ 1,410,531	(1,597,298)	2,422,104	(21,230,681)	1,844,970
Total comprehensive income	$ (630,633)			$ 41,185			$ (1,597,298)	$ 2,422,104	(21,230,681)	1,844,970
Unused tax losses and unused tax credits [member]
IfrsStatementLineItems [Line Items]
Current assets									2,391	39,717
Non-current assets									8,408,689	7,519,761
TOTAL ASSETS									8,411,080	7,559,478
Current liabilities									4,825,608	2,864,785
TOTAL LIABILITIES									4,825,608	2,864,785
Issued capital									2,582,487	2,582,487
Retained earnings									(2,255,944)	(741,723)
TOTAL (DEFICIT)/EQUITY									326,543	1,840,764
(Loss) profit for the period attributable to members of the parent entity									(1,514,221)	(559,165)
Total comprehensive income									$ (1,514,221)	$ (559,165)